Goodwill And Identifiable Intangible Assets (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Goodwill [Line Items]
Non-cash impairment charge		¥ 1,900,000,000		¥ 451,000,000
Intangible assets useful life, minimum (in years)	7	7
Intangible assets useful life, maximum (in years)	20	20
Aggregate amortization expense for identifiable intangible assets	$ 3,407,000	¥ 280,000,000	¥ 197,000,000	¥ 251,000,000